Receivables from Brokerage Clients - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables from Brokerage Clients [Line Items]
Margin loans to brokerage clients	$ 11.6	$ 10.2
Average yield earned on margin loans	4.08%	4.39%